SCHEDULE OF RELATIONSHIPS WITH RELATED PARTIES (Details)	12 Months Ended
Dec. 31, 2025
Mr Ronald [Menber]
Related Party Transaction [Line Items]
Nature of relationships	Shareholder
Mr Lim [Member]
Related Party Transaction [Line Items]
Nature of relationships	Shareholder, Chairman of the Board and Chief Executive Officer
Gridhut Automation Pte Ltd [Member]
Related Party Transaction [Line Items]
Nature of relationships	Shareholder and Director is Mr Lim and Mr Ronald
Orange Pay Pte Ltd [Member]
Related Party Transaction [Line Items]
Nature of relationships	Shareholder and Director is Mr Lim
Tech Create Solutions Sdn Bhd [Member]
Related Party Transaction [Line Items]
Nature of relationships	Shareholder and Director is Mr Ronald
TC Solution & Services Sdn Bhd [Member]
Related Party Transaction [Line Items]
Nature of relationships	Shareholder and Director is Mr Lim